Net Earnings Per Common Share - Schedule of Basic and Diluted Net Earnings (Loss) per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares outstanding – basic (thousands of shares)	1,134,960	1,181,250	1,181,768
Effect of dilutive stock options (thousands of shares)	14,222	5,307	0
Weighted average common shares outstanding – diluted (thousands of shares)	1,149,182	1,186,557	1,181,768
Net earnings (loss)	$ 10,937	$ 7,664	$ (435)
Net earnings (loss) per common share - basic (in CAD per share)	$ 9.64	$ 6.49	$ (0.37)
Net earnings (loss) per common share - diluted (in CAD per share)	$ 9.52	$ 6.46	$ (0.37)